UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE

LARGE CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2007

Legg Mason Partners Variable Large Cap Growth Portfolio

Schedule of Investments (unaudited)

March 31, 2007

Shares	Security	Value
COMMON STOCKS — 100.9%
CONSUMER DISCRETIONARY — 17.8%
Internet & Catalog Retail — 9.5%
25,220	Amazon.com Inc. *	$1,003,504
12,800	IAC/InterActiveCorp. *	482,688

	Total Internet & Catalog Retail	1,486,192

Media — 5.9%
24,020	Time Warner Inc.	473,675
12,780	Walt Disney Co.	440,015

	Total Media	913,690

Specialty Retail — 2.4%
10,110	Home Depot Inc.	371,441

	TOTAL CONSUMER DISCRETIONARY	2,771,323

CONSUMER STAPLES — 11.7%
Beverages — 5.1%
8,320	Coca-Cola Co.	399,360
6,200	PepsiCo Inc.	394,072

	Total Beverages	793,432

Food Products — 3.1%
9,412	Wm. Wrigley Jr. Co.	479,353

Household Products — 3.5%
8,651	Procter & Gamble Co.	546,397

	TOTAL CONSUMER STAPLES	1,819,182

FINANCIALS — 14.8%
Capital Markets — 6.9%
7,860	Merrill Lynch & Co., Inc.	641,926
5,520	Morgan Stanley	434,755

	Total Capital Markets	1,076,681

Diversified Financial Services — 1.1%
6,100	Nasdaq Stock Market Inc. *	179,401

Insurance — 6.8%
5,930	American International Group Inc.	398,615
6	Berkshire Hathaway Inc., Class A Shares *	653,940

	Total Insurance	1,052,555

	TOTAL FINANCIALS	2,308,637

HEALTH CARE — 20.5%
Biotechnology — 13.5%
13,070	Amgen Inc. *	730,352
8,805	Biogen Idec Inc. *	390,766
11,920	Genentech Inc. *	978,870

	Total Biotechnology	2,099,988

Health Care Equipment & Supplies — 2.2%
6,780	Medtronic Inc.	332,627

Pharmaceuticals — 4.8%
5,930	Johnson & Johnson	357,342
15,480	Pfizer Inc.	391,024

	Total Pharmaceuticals	748,366

	TOTAL HEALTH CARE	3,180,981

INFORMATION TECHNOLOGY — 36.1%
Communications Equipment — 10.9%
18,150	Cisco Systems Inc. *	463,370
16,580	Juniper Networks Inc. *	326,294

See Notes to Schedule of Investments.

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Legg Mason Partners Variable Large Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)

March 31, 2007

Shares	Security	Value
Communications Equipment — 10.9% (continued)
24,700	Motorola Inc.	$436,449
11,000	QUALCOMM Inc.	469,260

	Total Communications Equipment	1,695,373

Internet Software & Services — 10.5%
11,400	Akamai Technologies Inc. *	569,088
14,900	eBay Inc. *	493,935
18,400	Yahoo! Inc. *	575,736

	Total Internet Software & Services	1,638,759

Semiconductors & Semiconductor Equipment — 6.2%
21,090	Intel Corp.	403,452
18,450	Texas Instruments Inc.	555,345

	Total Semiconductors & Semiconductor Equipment	958,797

Software — 8.5%
10,500	Electronic Arts Inc. *	528,780
13,430	Microsoft Corp.	374,294
17,900	Red Hat Inc. *	410,447

	Total Software	1,313,521

	TOTAL INFORMATION TECHNOLOGY	5,606,450

	TOTAL INVESTMENTS — 100.9% (Cost — $12,761,351#)	15,686,573

	Liabilities in Excess of Other Assets — (0.9)%	(137,760)

	TOTAL NET ASSETS — 100.0%	$15,548,813

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Large Cap Growth Portfolio (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

Effective as of the close of business, April 27, 2007, the Fund’s assets were acquired, and its liabilities assumed by the Legg Mason Partners Variable Equity Trust—Legg Mason Partners Variable Large Cap Growth Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund was liquidated and shares of the Acquiring Fund were distributed to Fund shareholders.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,186,417
Gross unrealized depreciation	(261,195)

Net unrealized appreciation	$2,925,222

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ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 30, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: May 30, 2007